Vanguard International High Dividend Yield Index Fund Expense Example, No Redemption - ETF Prospectus [Member] - Vanguard International High Dividend Yield Index Fund - Admiral Shares	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 41
Expense Example, No Redemption, 3 Years	76
Expense Example, No Redemption, 5 Years	115
Expense Example, No Redemption, 10 Years	$ 229